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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [ ]; Amendment number: ________ This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
Name:    Calvert Asset Management Company
Address: 4550 Montgomery Avenue, Suite 1000N
         Bethesda, MD 20814

Form 13F File Number: 028-05129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:          Augusto D. Macedo
Title:         Assistant General Counsel, Compliance
Phone:         (301) 951-4847
Signature, Place, and Date of Signing:
       /s/Augusto D. Macedo      Bethesda, Maryland  01/06/2011
       [Signature]                    [City, State]     [Date]
Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager(s).)

[ ] 13F HOLDING REPORT. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number           Name
801-52179            Atlanta Capital Management Company, LLC
801-44394            Bridgeway Capital Management, Inc.
801-21343            Eagle Asset Management
801-44724            F&C Management Company, Ltd.
801-60358            Kleinwort Benson Investors Int'l., Ltd.
801-65715            Martin Currie Investment Management Ltd.
801-26535            New Amsterdam Partners, LLC
801-52528            Profit Investment Management
801-25943            Columbia Management Investment Advisers, LLC
801-28377            Summit Investment Advisors
                     (DBA Summit Investment Partners)
801-17853            Thornburg Investment Management
801-55795            World Asset Management, LLC

Form 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: N/A
Form 13F Information Table Value Total: $NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
Form 13F File Number Name
     NONE            NONE